Summary of Significant Accounting Policies: Accounts Payable and Other Liabilities (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Accounts Payable and Other Liabilities

Accounts Payable and Other Liabilities

The Company issues annuity contracts on the 10th and 25th of each month.   The Company recognizes a liability for those contracts which it has received cash for, but has not issued a policy.